CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares shares in Thousands	Mar. 04, 2017	Feb. 27, 2016
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, shares authorized	1,500,000	1,500,000
Common stock, shares issued	1,053,690	1,047,754
Common stock, shares outstanding	1,053,690	1,047,754